Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 6,898	$ 4,465
Unrecognized tax benefits - Increases for tax positions related to the current year	318	1,333
Unrecognized tax benefits - Increases for tax positions related to prior years	473	660
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,168)	(396)
Unrecognized tax benefits - lapse of statute of limitations	(25)	(16)
Unrecognized tax benefits - Settlements	50	10
Unrecognized tax benefits - Increase resulting from acquisition	0	864
Unrecognized Tax Benefits - Decrease resulting from foreign currency effects	(30)	(22)
Unrecognized tax benefits - Balance at end of year	6,516	6,898
Unrecognized tax benefits - Accrued interest and penalties	1,140	1,138
Gross unrecognized income tax benefits	7,656	8,036
Less: Deferred federal and state income tax benefits	(557)	(582)
Less: Tax attributable to timing items included above	(3,398)	(3,460)
Less: UTBs included above that relate to acquisitions that would impact goodwill if recognized during the measurement period	0	(842)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 3,701	$ 3,152